Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                                             April 27, 2016

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

       Re: AB Bond Fund, Inc.
           - AB Income Fund
           (File Nos. 2-48227 and 811-02383)
           -------------------------------------------------

Ladies and Gentlemen:

      On behalf of AB Bond Fund, Inc. - AB Income Fund (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus for the Fund that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to the Fund's registration statement. The post-effective amendment was filed electronically with the Securities and Exchange Commission on April 21, 2016.

      Please call me at the above-referenced number if you have any questions regarding the attached.

                               Sincerely,



                              /s/ Anna C. Weigand
                              -------------------
                                Anna C. Weigand